                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07560

Morgan Stanley Quality Municipal Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2007

Date of reporting period: April 30, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Quality Municipal Securities performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust’s financial statements and a list of Trust investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Trust will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust.
Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

Fund Report
For the six months ended April 30, 2007

Market Conditions

The economy continued to send mixed signals about its overall strength during the six-month reporting period. Rising energy prices and ongoing geopolitical uncertainty had a negative impact on investor sentiment, as did the contraction in the residential real estate sector. Turmoil in the sub-prime mortgage market intensified concerns about housing, and dominated investment headlines during the period. In fact, these concerns were the primary contributor to the sharp decline in the equity market in late February, which led to a ‘‘flight to quality’’ that forced yields on U.S. Treasury bonds lower and prices higher. The changing economic and financial picture led to changes in the Federal Open Market Committee’s (the ‘‘Fed’’) monetary policy bias as well. Although the Fed held the target federal funds rate steady, statements released following its March meeting signaled a more neutral bias. This apparent shift in policy led to a stronger equity market and began to move bond yields higher.

Long-term municipal bond yields (as represented by the 30-year AAA rated municipal bond), which stood at 4.06 percent at the end of October, ended the period slightly higher at 4.10 percent. The slope of the municipal yield curve remained relatively flat, with only a 50 basis point yield differential, or ‘‘pick-up,’’ between 30-year maturities and one-year maturities. In comparison, the yield pick-up from one to 30 years in April 2006 was 95 basis points, and has averaged 165 basis points over the past three years.

Declining interest rates in the fourth quarter of 2006 spurred a rebound in municipal bond issuance that led new issue volume for the calendar year to reach $383 billion, the second highest on record and only 6 percent below 2005’s record pace. In the first four months of 2007, new issue municipal volume increased by 37 percent versus the same period one year earlier, reaching a total of $135 billion. Insured municipal bonds continued to represent roughly half of all new issue supply. Municipalities continued to take advantage of lower interest rates to refinance their debt and refundings increased dramatically. California was the country’s largest issuer of municipal bonds during the period, and new issue supply for the state rose by 84 percent.

Strong demand by institutional investors and non-traditional buyers, including hedge funds and arbitrage accounts, helped long-term municipal bonds perform relatively in line with Treasuries for the period. The 30-year municipal-to-Treasury yield ratio, which measures the relative attractiveness of these two sectors, declined slightly from 86 percent at the beginning of the period to 85 percent by period end. A declining ratio indicates that municipals outperformed Treasuries while at the same time becoming more expensive (and thus less attractive) on a relative basis.

Performance Analysis

For the six-month period ended April 30, 2007, the net asset value (NAV) of Morgan Stanley Quality Municipal Securities (IQM) decreased from $16.04 to $15.86 per share. Based on this change plus reinvestment of tax-free dividends totaling $0.36 per share and a long-term capital gain distribution of $0.075411 per share, the Trust’s total NAV return was 1.84 percent. IQM’s value on the New York Stock Exchange (NYSE) moved from $14.70 to $14.95 per share during the same period. Based on this change plus reinvestment of dividends and distributions, the Trust’s total market return was 4.75 percent. IQM’s NYSE market price was at a 5.74 percent discount to its NAV. During the fiscal period, the Trust purchased and retired 154,500 shares of common stock at a weighted average market discount of 7.67 percent. Past performance is no guarantee of future results.

Monthly dividends for the second quarter of 2007, declared in March, were unchanged at $0.06 per share. The dividend reflects the current level of the Trust’s net investment income. IQM’s level of undistributed net investment income was $0.057 per share on April 30, 2007, versus $0.067 per share six months earlier.1

During the reporting period, the Trust’s interest-rate positioning continued to reflect our anticipation of higher rates. This strategy helped the Trust’s total returns at the beginning of the period when interest rates rose, but tempered returns later in the period when rates declined. At the end of April the Trust’s option-adjusted duration* including leverage was positioned at 11.2 years.

The Trust’s exposure to BBB rated investment grade bonds increased during the period. New purchases here continued to include additional bonds in the tobacco sector, which had a positive impact on performance as tighter quality spreads helped these lower-rated issues outperform. The Trust’s performance was also enhanced by several holdings that appreciated when they were pre-refunded.** Overall, the Trust continued to maintain its high quality bias with over 85 percent of the portfolio rated A or better.

The primary detractor from performance was the Trust’s overall maturity distribution, which was underweighted in longer-term issues relative to issues with shorter maturities. This stance limited the Trust’s participation in the outperformance of longer-maturity bonds during the period.

Reflecting a commitment to diversification, the Trust’s net assets, including preferred shares, of approximately $315 million were invested among 14 long-term sectors and 79 credits. As of the close of the period the Trust’s largest allocations were to the water and sewer, transportation and general obligation sectors.

As discussed in previous reports, the total income available for distribution to holders of common shares includes incremental income provided by the Trust’s outstanding Auction Rate Preferred Shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities ranging from one week to two years. Incremental income to holders of common shares depends on two factors: the amount of ARPS outstanding and the spread between the portfolio’s cost yield and its ARPS auction rate and expenses. The greater the spread and the higher the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to holders of common shares. The level of net investment income available for distribution to holders of common shares varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During this six-month period, ARPS leverage contributed approximately $0.02 per share to common-share earnings. The Trust has five ARPS series totaling $97 million, representing 31 percent of net assets, including preferred shares. Weekly ARPS rates ranged from 3.09 to 4.00 percent during the fiscal period.

The Trust’s procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust’s shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of ARPS outstanding, including their purchase in the open market or in privately negotiated transactions.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

[1] Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).
* A measure of the sensitivity of a bond’s price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond’s duration, the greater the effect of interest-rate movements on its price. Typically, trusts with shorter durations perform better in rising-interest-rate environments, while trusts with longer durations perform better when rates decline. Duration calculations are adjusted for leverage.
** Prerefunding, or advance refunding, is a financing structure under which new bonds are issued to repay an outstanding bond issue on its first call date.

TOP FIVE SECTORS
Water & Sewer	25.3%
Transportation	24.3
General Obligation	21.5
Hospital	18.1
Public Power	13.1

LONG-TERM CREDIT ANALYSIS
Aaa/AAA	57.1%
Aa/AA	19.8
A/A	10.5
Baa/BBB	9.5
Ba/BB or Less	3.1

Data as of April 30, 2007. Subject to change daily. All percentages for top five sectors are as a percentage of net assets applicable to common shareholders. All percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

For More Information
About Portfolio Holdings

Each Morgan Stanley trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to trust shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley trust also files a complete schedule of portfolio holdings with the SEC for the trust’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Distribution by Maturity
(% of Long-Term Portfolio) As of April 30, 2007

Weighted Average Maturity: 19 Years(a)

(a)	Where applicable maturities reflect mandatory tenders, puts and call dates.
Portfolio structure is subject to change.

Geographic Summary of Investments
Based on Market Value as a Percent of Total Net Investments

Alabama	0.7%
Alaska	1.7
Arizona	1.6
Arkansas	0.7
California	17.3
Colorado	3.3
Connecticut	0.5
District of Columbia	0.7
Florida	5.3
Georgia	5.6%
Hawaii	5.8
Illinois	6.2
Indiana	1.0
Kansas	0.9
Louisiana	0.3
Maine	0.0
Maryland	2.7
Michigan	1.0
Missouri	1.4%
Nebraska	2.7
Nevada	1.4
New Hampshire	1.0
New Jersey	3.8
New York	6.9
North Carolina	0.7
Ohio	1.8
Pennsylvania	0.4
Rhode Island	0.5%
South Carolina	3.6
Tennessee	2.1
Texas	8.7
Utah	0.9
Virginia	7.0
Washington	0.9
Wisconsin	0.9
Total†	100.0%

†	Does not include open futures contracts with an underlying face amount of $19,499,063 with unrealized appreciation of $23,411.

Call and Cost (Book) Yield Structure
(Based on Long-Term Portfolio) As of April 30, 2007

Years Bonds Callable—Weighted Average Call Protection: 7 Years

Cost (Book) Yield(b)—Weighted Average Book Yield: 5.1%

(a)	May include issues initially callable in previous years.
(b)	Cost or ‘‘book’’ yield is the annual income earned on a portfolio investment based on its original purchase price before the Trust’s operating expenses. For example, the Trust is earning a book yield of 5.6% on 7% of the long-term portfolio that is callable in 2007.
Portfolio structure is subject to change.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Trust’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the ‘‘Adviser’’ and the Advisory and Administration Agreements together are referred to as the ‘‘Management Agreement.’’) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (‘‘Lipper’’).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Trust. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Trust. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Trust, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Trust’s performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the ‘‘Lipper Report’’), compared to the performance of comparable funds selected by Lipper (the ‘‘performance peer group’’). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Trust. The Board concluded that the Trust’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable
Investment Strategies

The Board reviewed the advisory and administrative fee (together, the ‘‘management fee’’) rate paid by the Trust under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Trust.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Trust as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the ‘‘expense peer group’’), managed by other advisers with investment strategies comparable to those of the Trust, as shown in the Lipper Report. The Board concluded that the Trust’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Trust’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board considered that the Trust is a closed-end fund and, therefore, that the Trust’s assets are not likely to grow with new sales or grow significantly as a result of capital appreciation. The Board concluded that economies of scale for the Trust were not a factor that needed to be considered at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Trust and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Trust.

Fall-Out Benefits

The Board considered so-called ‘‘fall-out benefits’’ derived by the Adviser and affiliates from their relationship with the Trust and the Morgan Stanley Fund Complex, such as commissions on the purchase and sale of Trust shares and ‘‘float’’ benefits derived from handling of checks for purchases and sales of Trust shares, through a broker-dealer affiliate of the Adviser. The Board concluded that the float benefits were relatively small and that the commissions were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Trust (‘‘soft dollars’’). The Board noted that the Trust invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Trust’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Trust and the Adviser

The Board also reviewed and considered the historical relationship between the Trust and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Trust’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Trust to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Trust’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Trust’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Trust and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Quality Municipal Securities

Portfolio of Investments April 30, 2007 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Tax-Exempt Municipal Bonds (151.7%)
	General Obligation (21.5%)
	California,
$5,000	Economic Recovery, Ser 2004 A	5.00%	07/01/16	$5,263,600
2,000	Various Purpose dtd 12/01/05	5.00	03/01/27	2,108,680
3,000	Various Purpose dtd 05/01/03	5.00	02/01/32	3,116,220
12,000	Various Purpose dtd 11/01/06**	4.50	10/01/36	11,816,760
4,000	Ser 2007 (MBIA)	4.25	08/01/33	3,831,760
4,000	Los Angeles, Community College District, California, 2003 Ser B (FSA)	5.00	08/01/27	4,187,560
4,000	San Francisco City & County, California, Laguna Honda Hospital Ser 2005 I (FSA)**	5.00	06/15/30	4,198,880
8,000	Honolulu City & County, Hawaii, Ser 2003A (MBIA)**	5.25	03/01/24	8,532,640
3,600	Chicago Park District, Illinois, Harbor Ser A (Ambac)	5.00	01/01/27	3,786,732
45,600				46,842,832
	Appropriation (9.7%)
5,000	California Public Works Board, Mental Health 2004 Ser A	5.00	06/01/24	5,231,850
	Golden State Tobacco Securitization Corporation, California,
2,000	Enhanced Asset Backed Ser 2005 A (Ambac)	5.00	06/01/29	2,072,060
2,000	District of Columbia, Ballpark Ser 2006 B-1 (FGIC)	5.00	02/01/31	2,113,800
3,000	Miami-Dade County School Board, Florida, 2003 Ser A (FGIC)	5.00	08/01/29	3,119,700
6,000	Tobacco Settlement Financing Corporation, New York, State Contingency Ser 2003 B-1C	5.50	06/01/21	6,496,860
2,000	Charleston Educational Excellence Financing Corporation, South Carolina, Charleston County School District Ser 2005	5.25	12/01/29	2,141,800
20,000				21,176,070
	Dedicated Tax (4.7%)
2,000	Jefferson County, Alabama, School Ser 2004 A	5.50	01/01/22	2,170,940
3,040	Milpitas Redevelopment Agency, California, Area #1 Ser 2003 (MBIA)	5.00	09/01/22	3,199,813
1,500	Baltimore, Maryland, Convention Center Hotel Ser 2006 A (XLCA)	5.25	09/01/39	1,623,525
3,000	New Jersey Economic Development Authority, Cigarette Tax Ser 2004 #	5.75	06/15/29	3,248,670
9,540				10,242,948

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities

Portfolio of Investments April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Education (0.5%)
$1,000	San Diego County, Burnham Institute for Medical Research
	Ser 2006 COPs	5.00%	09/01/34	$1,040,910
	Hospital (18.1%)
	Baxter County Regional Hospital Inc, Arkansas,
1,000	Ser 2007	5.00	09/01/22	1,034,240
1,000	Ser 2007	5.00	09/01/26	1,031,170
3,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00	11/15/34	3,081,780
2,000	Colorado Health Facilities Authority, Adventist/Sunbelt Ser 2006 D	5.25	11/15/35	2,109,720
1,000	Highlands County Health Facilities Authority, Florida, Adventist Health/Sunbelt Ser 2006 C	5.25	11/15/36	1,048,150
3,000	Indiana Health & Educational Facility Financing Authority, Clarian Health Ser 2006 A	5.25	02/15/40	3,145,020
1,000	Louisiana Public Facilities Authority, Pennington Medical Foundation Ser 2006	5.00	07/01/31	1,022,820
60	Maine Health & Higher Educational Facilities Authority, Ser 1993 D (FSA)	5.50	07/01/18	60,076
2,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical Ser 2001	5.25	07/01/34	2,053,260
3,000	Michigan Hospital Finance Authority, Henry Ford Health Refg Ser 2006 A	5.25	11/15/46	3,151,770
4,000	Missouri Health & Educational Facilities Authority, Barnes-Jewish/ Christian Health Ser 1993 A	5.25	05/15/14	4,291,200
1,000	Reno, Nevada, Renown Regional Medical Center Ser 2007 A	5.25	06/01/37	1,046,110
5,000	Cuyahoga County, Ohio, Cleveland Clinic Ser 2003 A	6.00	01/01/32	5,498,600
10,000	Fairfax County Industrial Development Authority, Virginia, Inova Health Refg Ser 1993 A	5.25	08/15/19	10,984,300
37,060				39,558,216
	Housing (1.0%)
2,120	Alaska Housing Finance Corporation, 1997 Ser A (MBIA)	6.00	06/01/27	2,142,154
	Industrial Development/Pollution Control (9.1%)
10,000	Hawaii Department of Budget & Finance, Hawaiian Electric Co Inc Ser 1993 (AMT) (MBIA)	5.45	11/01/23	10,057,100
4,000	Tennessee Energy Acquisition Corporation Ser 2006 A**	5.25	09/01/19	4,402,960
2,000	Alliance Airport Authority, Texas, Federal Express Corp Refg Ser 2006 (AMT)	4.85	04/01/21	2,044,980

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities

Portfolio of Investments April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$2,000	Brazos River Authority, Texas, TXU Electric Co Ser 1999 C (AMT)	7.70%	03/01/32	$2,286,360
1,000	Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B (AMT) (Mandatory Tender 11/01/11)	5.75	05/01/30	1,030,720
19,000				19,822,120
	Life Care (4.3%)
1,000	Lee County Industrial Development Authority, Florida, Shell Point Village/The Alliance Community for Retirement Living Inc Ser 2006	5.125	11/15/36	1,021,170
	St Johns County, Florida, Industrial Development Authority,
1,000	Glenmoor Refg 2006 Ser A	5.25	01/01/26	1,016,640
3,250	Glenmoor Refg 2006 Ser A	5.375	01/01/40	3,323,645
1,500	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00	01/01/17	1,507,260
1,500	New Jersey Economic Development Authority, Seabrook Village Inc Ser 2006	5.25	11/15/36	1,511,715
1,000	Tarrant County Cultural Educational Facilities Finance Corp, Texas, Air Force Village II Inc Ser 2007	5.125	05/15/37	1,027,960
9,250				9,408,390
	Public Power (13.1%)
3,890	Salt River Project Agricultural Improvement & Power District, Arizona, 2002 Ser B	5.00	01/01/22	4,075,320
2,590	Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA)	5.25	10/01/40	2,788,187
2,500	Wyandotte County/Kansas City, Kansas, Ser 2004 B (FSA)	5.00	09/01/28	2,637,125
	Nebraska Public Power District,
5,000	2003 Ser A (Ambac)	5.00	01/01/35	5,231,750
3,000	Ser 2005 C (FGIC)	5.00	01/01/41	3,156,000
2,000	North Carolina Municipal Power Agency #1, Catawba Ser 1993 (MBIA)	5.25	01/01/20	2,141,820
4,000	South Carolina Public Service Authority, Santee Cooper Ser 2003 A (Ambac)	5.00	01/01/27	4,185,400
2,500	Intermountain Power Agency, Utah, 2003 Ser A (FSA)	5.00	07/01/21	2,657,125
1,705	Grant County Public Utility District #2, Washington, Wanapum Hydroelectric 2005 Ser A (FGIC)	5.00	01/01/34	1,787,283
27,185				28,660,010

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities

Portfolio of Investments April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Tobacco Settlement (9.0%)
$3,000	Northern Tobacco Securitization Corporation, Alaska, Asset Backed Ser 2006 A	5.00%	06/01/46	$2,951,760
	Golden State Tobacco Securitization Corporation, California,
4,000	Asset Backed Ser 2007 A**	5.125	06/01/47	4,012,340
4,000	Asset Backed Ser 2007 A**	5.75	06/01/47	4,282,660
2,000	Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corporation Ser 2005 A-1	5.00	06/01/37	1,986,060
	Tobacco Settlement Financing Corporation, New Jersey,
3,000	Ser 1A	4.625	06/01/26	2,929,230
3,000	Ser 2007-1B	0.00	06/01/41	459,420
3,000	Nassau County Tobacco Settlement Corporation, New York, Ser 2006 A-3	5.125	06/01/46	3,069,870
22,000				19,691,340
	Transportation (24.3%)
3,150	Orange County Transportation Authority, California, Toll Road Refg Ser 2003 A (Ambac)	5.00	08/15/18	3,365,964
5,000	Miami-Dade County, Florida, Miami Int’l Airport Ser 2000 A (AMT) (FGIC)	6.00	10/01/24	5,367,600
5,000	Atlanta, Georgia, Airport Ser 2004 C (FSA)	5.00	01/01/33	5,227,800
	Georgia Road & Tollway Authority,
2,000	Ser 2001	5.375	03/01/17	2,143,160
2,000	Ser 2004	5.00	10/01/22	2,113,340
3,000	Ser 2004	5.00	10/01/23	3,170,010
3,000	Hawaii, Airports Refg Ser 2000 B (AMT) (FGIC)	6.625	07/01/18	3,262,710
	Chicago, Illinois, O’Hare Int’l Airport,
3,000	3rd Lien Ser 2005 A (MBIA)	5.25	01/01/26	3,246,000
3,000	Passenger Fee Ser 2001 A (AMT) (Ambac)	5.375	01/01/32	3,138,960
3,000	Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA)	5.50	01/01/15	3,329,010
3,000	Clark County, Nevada, Airport SubLien Ser 2004 (AMT) (FGIC)	5.50	07/01/20	3,239,100
5,000	Metropolitan Transportation Authority, New York, Transportation Ser 2003 B (MBIA)	5.25	11/15/22	5,380,350
3,000	Triborough Bridge & Tunnel Authority, New York, Refg Ser 2002 B	5.25	11/15/19	3,227,130
1,500	Rhode Island Economic Development Corporation, Airport Refg Ser 2004 A (AMT) (FSA)	5.00	07/01/21	1,560,345
1,000	Harris County, Texas, Toll Road Sr Lien Ser 2005 A (FSA)	5.25	08/15/35	1,039,070
4,010	Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA)**	5.00	12/01/23	4,098,080
49,660				52,908,629

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities

Portfolio of Investments April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Water & Sewer (25.3%)
$1,000	Surprise Municipal Property Corporation, Arizona, Ser 2007 (WI)	4.90%		04/01/32	$1,004,880
5,000	Los Angeles Department of Water & Power, California, Water 2004 Ser C (MBIA)	5.00		07/01/23	5,326,700
4,240	San Diego County Water Authority, California, Ser 2004 A COPs (FSA)	5.00		05/01/29	4,472,946
1,200	De Kalb County, Georgia, Water & Sewer Ser 2003 A	5.00		10/01/23	1,264,188
3,000	Fulton County, Georgia, Water & Sewerage Ser 2004 (FGIC)	5.25		01/01/35	3,212,910
3,000	Manchester, New Hampshire, Water Works Ser 2003 (FGIC)	5.00		12/01/34	3,130,590
3,000	New York City Municipal Water Finance Authority, New York, 2005 Ser B (Ambac)	5.00		06/15/28	3,174,120
4,565	Grand Strand Water & Sewer Authority, South Carolina, Refg Ser 2002 (FSA)	5.375		06/01/19	4,899,980
1,000	Austin, Texas, Water & Sewer, ROLS RRII R-574	8.205	‡	05/15/27	1,164,820
	Houston, Texas,
5,000	Combined Utility First Lien Refg 2004 Ser A (MBIA)	5.25		05/15/25	5,396,099
5,000	Water & Sewer Jr Lien Refg Ser 2001 A (FSA)	5.50		12/01/16	5,374,300
4,000	Tarrant County Regional Water District, Texas, Refg & Impr Ser 2002 (FSA)	5.25		03/01/17	4,285,240
3,000	West Harris County Regional Water Authority, Texas, Water Ser 2005 (FSA)	5.00		12/15/24	3,164,070
4,000	Norfolk, Virginia, Water Ser 1993 (Ambac)	5.375		11/01/23	4,004,720
	Prince William County Service Authority, Virginia,
3,000	Water & Sewer Refg Ser 2003	5.00		07/01/19	3,220,530
2,000	Water & Sewer Refg Ser 2003	5.00		07/01/21	2,138,820
52,005					55,234,913
	Other Revenue (5.5%)
1,500	Mashantucket (Western) Pequot Tribe, Connecticut, 2006 Ser A	5.50		09/01/36	1,586,835
1,995	Miami-Dade County, Florida, Ser 2005 A (MBIA)	0.00	††	10/01/30	1,515,901
8,480	Metropolitan Pier & Exposition Authority, Illinois, McCormick Place Ser 2002 A (MBIA)	0.00	†††	06/15/26	5,714,078
3,000	Northeast Maryland Waste Disposal Authority, Montgomery County Ser 2003 (AMT) (Ambac)	5.50		04/01/16	3,219,960
14,975					12,036,774

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities

Portfolio of Investments April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE		VALUE
	Refunded (5.6%)
$5,000	Colorado Health Facilities Authority, Catholic Health Initiatives Ser 2001 A	5.25%		09/01/11	†	$5,296,300
3,300	Newark Housing Authority, New Jersey, Port Authority-Port Newark Marine Terminal Ser 2004 (MBIA)	5.00		01/01/14	†	3,542,253
2,000	Pennsylvania, First Ser 2003 (MBIA)**	5.00		01/01/13	†	2,130,200
1,000	Tobacco Settlement Financing Corporation, Virginia, Ser 2005	5.625		06/01/15	†	1,112,380
11,300						12,081,133
320,695	Total Tax-Exempt Municipal Bonds (Cost $317,697,286)					330,846,439
	Short-Term Tax-Exempt Municipal Obligations (3.6%)
5,000	Metropolitan Government of Nashville & Davidson County, Tennessee, Refg Ser 1997	5.125		07/23/07		5,114,700
2,800	Wisconsin Health & Educational Facilities Authority, Gundersen Lutheran Ser 2006 A (FGIC) (Demand 05/01/07)	4.03	*	05/01/20		2,800,000
7,800	Total Short-Term Tax-Exempt Municipal Obligations (Cost $7,670,643)					7,914,700
328,495	Total Investments (Cost $325,367,929)					338,761,139
	Floating Rate Note Obligations Related to Securities Held (–13.9%)
(30,010)	Notes with interest rates ranging from 3.93% to 3.98% at April 30, 2007 and contractual
	maturities of collateral ranging from 01/01/13 to 06/01/47 (See Note 1D)‡‡ (Cost $(30,208,880))					(30,208,880)
$298,485	Total Net Investments (Cost $295,159,049) (a) (b)			141.4%		308,552,259
	Other Assets in Excess of Liabilities			3.1		6,659,111
	Preferred Shares of Beneficial Interest			(44.5)		(97,049,194)
	Net Assets Applicable to Common Shareholders			100.0%		$218,162,176

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities

Portfolio of Investments April 30, 2007 (unaudited) continued

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.
AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
ROLS	Reset Option Longs.
WI	Security purchased on a when-issued basis.
#	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $117,000.
‡	Current coupon rate for inverse floating rate municipal obligation (See Note 8). This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $1,164,820 which represents 0.5% of net assets applicable to common shareholders.
**	Underlying security related to inverse floaters entered into by the Trust (See Note 1D).
‡‡	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at April 30, 2007.
†	Prerefunded to call date shown.
††	Currently a zero coupon security; will convert to 5.00% on October 1, 2013.
†††	Currently a zero coupon security; will convert to 5.75% on June 15, 2017.
*	Current coupon of variable rate demand obligation.
(a)	Securities have been designated as collateral in an amount equal to $24,497,754 in connection with open futures contracts and the purchase of a when-issued security.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $13,425,015 and the aggregate gross unrealized depreciation is $31,805, resulting in net unrealized appreciation of $13,393,210.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

Futures Contracts Open at April 30, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
180	Short	U.S. Treasury Notes 10 Year June 2007	$(19,499,063)	$23,411

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities

Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $325,367,929)	$338,761,139
Cash	20,555
Receivable for:
Investments sold	7,354,907
Interest	4,707,178
Prepaid expenses and other assets	56,443
Total Assets	350,900,222
Liabilities:
Floating rate note obligations	30,208,880
Payable for:
Investments purchased	5,091,786
Variation margin	87,188
Investment advisory fee	72,307
Common shares of beneficial interest repurchased	55,088
Administration fee	21,424
Transfer agent fee	13,663
Accrued expenses and other payables	138,516
Total Liabilities	35,688,852
Preferred shares of beneficial interest (at liquidation value) (1,000,000 shares authorized of non-participating $.01 par value, 1,940 shares outstanding)	97,049,194
Net Assets Applicable to Common Shareholders	$218,162,176
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares authorized of $.01 par value, 13,758,101 shares outstanding)	$203,095,417
Net unrealized appreciation	13,416,621
Accumulated undistributed net investment income	786,851
Accumulated undistributed net realized gain	863,287
Net Assets Applicable to Common Shareholders	$218,162,176
Net Asset Value Per Common Share ($218,162,176 divided by 13,758,101 common shares outstanding)	$15.86

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities

Financial Statements continued

Statement of Operations

For the six months ended April 30, 2007 (unaudited)

Net Investment Income:
Interest Income	$7,886,010
Expenses
Investment advisory fee	425,969
Interest and residual trust expenses	418,074
Administration fee	126,213
Auction commission fees	120,388
Professional fees	36,571
Shareholder reports and notices	31,136
Transfer agent fees and expenses	22,848
Auction agent fees	22,379
Listing fees	10,127
Custodian fees	7,182
Trustees’ fees and expenses	5,053
Other	35,525
Total Expenses	1,261,465
Less: expense offset	(3,486)
Net Expenses	1,257,979
Net Investment Income	6,628,031
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	903,841
Futures contracts	(100,857)
Net Realized Gain	802,984
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(2,444,230)
Futures contracts	83,760
Net Depreciation	(2,360,470)
Net Loss	(1,557,486)
Dividends to preferred shareholders from net investment income	(1,792,646)
Net Increase	$3,277,899

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2007	FOR THE YEAR ENDED OCTOBER 31, 2006
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$6,628,031	$13,556,797
Net realized gain	802,984	1,319,400
Net change in unrealized appreciation/depreciation	(2,360,470)	4,544,226
Dividends to preferred shareholders from net investment income	(1,792,646)	(3,078,918)
Net Increase	3,277,899	16,341,505
Dividends and Distributions to Common Shareholders from:
Net investment income	(4,984,017)	(11,395,345)
Net realized gain	(1,046,943)	(3,254,254)
Total Dividends and Distributions	(6,030,960)	(14,649,599)
Decrease from transactions in common shares of beneficial interest	(2,269,737)	(7,315,184)
Net Decrease	(5,022,798)	(5,623,278)
Net Assets Applicable to Common Shareholders:
Beginning of period	223,184,974	228,808,252
End of Period (Including accumulated undistributed net investment income of $786,851 and $935,489, respectively)	$218,162,176	$223,184,974

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities

Notes to Financial Statements April 30, 2007 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Quality Municipal Securities (the ‘‘Trust’’) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust’s investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on March 3, 1993 and commenced operations on September 29, 1993.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Quality Municipal Securities

Notes to Financial Statements April 30, 2007 (unaudited) continued

D.   Floating Rate Note Obligations Related to Securities Held — The Trust enters into transactions in which it transfers to Dealer Trusts (‘‘Dealer Trusts’’), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption ‘‘floating rate note obligations’’ on the ‘‘Statement of Assets and Liabilities.’’ The Trust records the interest income from the fixed rate bonds under the caption ‘‘Interest Income’’ and records the expenses related to floating rate note obligations and any administrative expenses of the Dealer Trusts under the caption ‘‘Interest and residual trust expenses’’ in the Trust’s ‘‘Statement of Operations.’’ The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At April 30, 2007, Trust investments with a value of $43,474,520 are held by the Dealer Trusts and serve as collateral for the $30,208,880 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at April 30, 2007, are presented in the ‘‘Portfolio of Investments.’’

E.   Federal Income Tax Policy — It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’), the Trust pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.27% to the Trust’s weekly total net assets including preferred shares.

Morgan Stanley Quality Municipal Securities

Notes to Financial Statements April 30, 2007 (unaudited) continued

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Trust pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Trust’s weekly total net assets including preferred shares.

3.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2007, aggregated $43,452,430 and $31,169,740, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Trust’s transfer agent.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2007, included in Trustees’ fees and expenses in the Statement of Operations amounted to $2,172. At April 30, 2007, the Trust had an accrued pension liability of $51,915 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Trust has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Trust.

4.   Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 5, Auction Rate Preferred Shares (‘‘preferred shares’’) which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Morgan Stanley Quality Municipal Securities

Notes to Financial Statements April 30, 2007 (unaudited) continued

Dividends, which are cumulative, are reset through auction procedures.

SERIES	SHARES*	AMOUNT IN THOUSANDS*	RATE*	RESET DATE	RANGE OF DIVIDEND RATES**
1	340	$17,000	3.80%	05/01/07	3.09% – 4.00%
2	300	15,000	3.80	05/02/07	3.30 – 3.90
3	300	15,000	3.88	05/03/07	3.10 – 4.00
4	600	30,000	3.85	05/01/07	3.20 – 4.00
5	400	20,000	3.82	05/01/07	3.42 – 3.82

*	As of April 30, 2007.
**	For the six months ended April 30, 2007.

Subsequent to April 30, 2007 and up through June 8, 2007, the Trust paid dividends to Series 1 through 5 at rates ranging from 3.15% to 3.94%, in the aggregate amount of $419,049.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

5.   Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	SHARES	PAR VALUE	CAPITAL PAID IN EXCESS OF PAR VALUE
Balance, October 31, 2005	14,423,501	$144,235	$212,536,103
Treasury shares purchased and retired (weighted average discount 8.81%)*	(510,900)	(5,109)	(7,310,075)
Balance, October 31, 2006	13,912,601	139,126	205,226,028
Treasury shares purchased and retired (weighted average discount 7.67%)*	(154,500)	(1,545)	(2,268,192)
Balance, April 30, 2007	13,758,101	$137,581	$202,957,836

*	The Trustees have voted to retire the shares purchased.

Morgan Stanley Quality Municipal Securities

Notes to Financial Statements April 30, 2007 (unaudited) continued

6.   Dividends to Common Shareholders

On March 26, 2007, the Trust declared the following dividends from net investment income:

AMOUNT PER SHARE	RECORD DATE	PAYABLE DATE
$0.06	May 4, 2007	May 18, 2007
$0.06	June 8, 2007	June 22, 2007

7.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Trust with the transfer agent and custodian.

8.   Purposes of and Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to Dealer Trusts in exchange for cash and residual interests in the Dealer Trusts. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Trust to greater risk and increased costs. Leverage may cause the Trust’s net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Trust’s portfolio securities. The use of leverage may also cause the Trust to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts (‘‘futures contracts’’).

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

9.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Morgan Stanley Quality Municipal Securities

Notes to Financial Statements April 30, 2007 (unaudited) continued

Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2006, the Trust had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities, mark-to-market of open futures contracts and dividend payable.

10.   Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The impact to the Trust’s financial statements, if any is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust’s financial statement disclosures.

Morgan Stanley Quality Municipal Securities

Financial Highlights

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED APRIL 30, 2007		FOR THE YEAR ENDED OCTOBER 31,
			2006	2005	2004		2003		2002
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$16.04		$15.86	$16.03	$15.58		$15.42		$15.19
Income (loss) from investment operations:
Net investment income*	0.48		0.95	0.96	0.94		0.97		0.99
Net realized and unrealized gain (loss)	(0.10)		0.43	(0.22)	0.43		0.12		0.15
Common share equivalent of dividends paid to preferred shareholders*	(0.13)		(0.22)	(0.12)	(0.11)		(0.11)		(0.13)
Total income from investment operations	0.25		1.16	0.62	1.26		0.98		1.01
Less dividends and distributions from:
Net investment income	(0.36)		(0.80)	(0.84)	(0.87)	††	(0.87)		(0.82)
Net realized gain	(0.08)		(0.23)	(0.01)	—		—		—
Total dividends and distributions	(0.44)		(1.03)	(0.85)	(0.87)	††	(0.87)		(0.82)
Anti-dilutive effect of acquiring treasury shares*	0.01		0.05	0.06	0.06		0.05		0.04
Net asset value, end of period	$15.86		$16.04	$15.86	$16.03		$15.58		$15.42
Market value, end of period	$14.95		$14.70	$14.09	$14.35		$14.09		$13.75
Total Return†	4.75	% (1)	12.11%	4.21%	8.31%		9.05%		7.09%
Ratios to Average Net Assets of Common Shareholders:
Total expenses (before expense offset)	1.15	% (2)	0.93%	0.81%	0.83	% (3)	0.80	% (3)	0.76	% (3)
Total expenses (before expense offset, exclusive of interest and residual trust expenses)	0.77	% (2)	0.79%	0.81%	0.83	% (3)	0.80	% (3)	0.76	% (3)
Net investment income before preferred stock dividends	6.05	% (2)	6.08%	5.94%	6.01%		6.21%		6.52%
Preferred stock dividends	1.64	% (2)	1.38%	0.75%	0.68%		0.71%		0.86%
Net investment income available to common shareholders	4.41	% (2)	4.70%	5.19%	5.33%		5.50%		5.66%
Supplemental Data:
Net assets applicable to common shareholders, end of period, in thousands	$218,162		$223,185	$228,808	$238,703		$240,565		$245,778
Asset coverage on preferred shares at end of period	325%		330%	336%	346%		348%		353%
Portfolio turnover rate	10	% (1)	15%	14%	33%		36%		18%

*	The per share amounts were computed using an average number of common shares outstanding during the period.
†	Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust’s dividend reinvestment plan. Total return does not reflect brokerage commissions.
††	Includes a long-term capital gain distribution of less than $0.005.
(1)	Not annualized.
(2)	Annualized.
(3)	Does not reflect the effect of expense offset of 0.01%.

See Notes to Financial Statements

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

© 2007 Morgan Stanley

IQMSAN-IU07-01581P-Y04/07	MORGAN STANLEY FUNDS
Morgan Stanley Quality Municipal Securities Semiannual Report April 30, 2007

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31,
2005.

Item 9. Closed-End Fund Repurchases

                                       REGISTRANT PURCHASE OF EQUITY SECURITIES

----------------------------- --------------------- -------------------- --------------------- ---------------------
Period                        (a) Total Number of   (b) Average Price    (c) Total Number of   (d) Maximum Number
                              Shares (or Units)     Paid per Share (or   Shares (or Units)     (or Approximate
                              Purchased             Unit)                Purchased as Part     Dollar Value) of
                                                                         of Publicly           Shares (or Units)
                                                                         Announced Plans or    that May Yet Be
                                                                         Programs              Purchased Under the
                                                                                               Plans or Programs
----------------------------- --------------------- -------------------- --------------------- ---------------------
November 1, 2006 --
November 30, 2006             29,300                14.6410                      N/A                   N/A
----------------------------- --------------------- -------------------- --------------------- ---------------------
December 1, 2006 --
December 31, 2006             18,700                14.7177                      N/A                   N/A
----------------------------- --------------------- -------------------- --------------------- ---------------------
January 1, 2007 --
January 31, 2007              26,300                14.6587                      N/A                   N/A
----------------------------- --------------------- -------------------- --------------------- ---------------------
February 1, 2007 --
February 28, 2007             34,700                14.6633                      N/A                   N/A
----------------------------- --------------------- -------------------- --------------------- ---------------------
March 1, 2007 --
March 31, 2007                23,500                14.7344                      N/A                   N/A
----------------------------- --------------------- -------------------- --------------------- ---------------------
April 1, 2007 --
April 30, 2007                22,000                14.7395                      N/A                   N/A
----------------------------- --------------------- -------------------- --------------------- ---------------------
Total                         154,500               14.6925                      N/A                   N/A
----------------------------- --------------------- -------------------- --------------------- ---------------------

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

                                       2

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       3

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 21, 2007

                                       4

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Quality
     Municipal Securities;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       5

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: June 21, 2007
                                                   /s/ Ronald E. Robison
                                                   -----------------------------
                                                   Ronald E. Robison
                                                   Principal Executive Officer

                                       6

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Quality
     Municipal Securities;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       7

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: June 21, 2007
                                                   /s/ Francis Smith
                                                   -----------------------------
                                                   Francis Smith
                                                   Principal Financial  Officer

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Quality Municipal Securities

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 21, 2007                                 /s/ Ronald E. Robison
                                                    ----------------------------
                                                    Ronald E. Robison
                                                    Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Quality Municipal Securities and will be retained by
Morgan Stanley Quality Municipal Securities and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       9

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Quality Municipal Securities

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 21, 2007                                 /s/ Francis Smith
                                                    ----------------------------
                                                    Francis Smith
                                                    Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Quality Municipal Securities and will be retained by
Morgan Stanley Quality Municipal Securities and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       10